Material accounting policies (Policies)	6 Months Ended
Jun. 30, 2025
Material accounting policies
Basis of preparation

Basis of preparation

This unaudited condensed consolidated interim financial report for the six-month reporting period ended June 30, 2025 has been prepared in accordance with International Financial Reporting Standards, as issued by the International Accounting Standards Board (“IFRS Accounting Standards”), applicable to the preparation of interim financial statements, IAS 34 Interim Financial Reporting.

The interim report does not include all the notes of the type normally included in an annual financial report. Accordingly, this report is to be read in conjunction with the annual report for the year ended December 31, 2024.

The accounting policies adopted are consistent with those of the previous financial year.

The unaudited condensed consolidated interim financial report has been prepared on a historical cost basis, as modified by the revaluation of certain financial assets and liabilities (including financial liabilities at fair value through profit and loss) which are recognized at fair value through profit and loss.

Items included in the unaudited condensed consolidated interim financial report are measured using the currency of the primary economic environment in which the entity and its subsidiaries operate (‘the functional currency’). The financial information is presented in pounds sterling (‘£’ or ‘GBP’), which is the Group’s presentation currency, and all amounts are presented in and rounded to the nearest thousand unless otherwise indicated. Cumulative translation adjustments resulting from translating foreign functional currency financial statements into GBP are reported within other reserves.

Basis of consolidation

Basis of consolidation

Vertical Aerospace Ltd is the parent of the Group and has 100% ownership interest and voting rights of Vertical Aerospace Group Limited, which is its only material subsidiary.

The consolidated financial statements incorporate the financial positions and the results of operations of the Group. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The financial statements of the subsidiaries are prepared for the same reporting period as the Company using consistent accounting policies. Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated.

Going concern

Going Concern

Management has prepared a cash flow forecast for the Group and has considered the ability for the Group to continue as a going concern for the foreseeable future, being at least 12 months after the issuance of this financial information.

The Group is currently in the research and development phase of its journey to commercialize eVTOL and hybrid-electric technologies. Commensurate with being in the development phase, the Group has invested heavily in research to support the development of its aircraft. The Group is not currently generating revenue and has incurred net losses and net cash outflows from operating activities since inception.

As of June 30, 2025, the Group had £62 million of cash and cash equivalents on hand and a net shareholders’ deficit of £176 million.

The Company launched the January 2025 Offering and the July 2025 Offering, which culminated in the closing of a $90 million underwritten public offering on January 24, 2025, and the closing of a $69 million underwritten public offering on July 10, 2025, respectively, before deducting underwriting discounts and commissions and other offering expenses.

As of the issuance of this financial information, the Group had approximately £104 million of cash and cash equivalents on hand.

To position itself to deliver upon its stated operational objectives, management currently projects its net cash outflows from operations within the next 12 months after issuance of this financial information to be approximately £106 million, which will be used primarily to fund the creation and testing of the prototype aircraft, as well as to further the design of the certification aircraft.

Accordingly, the Group projects that its current existing resources will only be sufficient to fund its ongoing operations towards the middle of 2026. The Group requires additional capital to continue to fund its ongoing operations beyond that point.

The Convertible Senior Secured Notes Indenture contains a covenant requiring the Group to maintain a minimum cash balance of at least $10 million at all times. The Group currently projects that it will breach this covenant in the second quarter of 2026 unless additional capital is raised. Such a breach, if uncured, would result in an event of default occurring under the Indenture, which would permit the Convertible Senior Secured Notes Investor to accelerate the maturity of the Convertible Senior Secured Notes and ultimately claim against its collateral. An event of default would result in the Convertible Senior Secured Notes being due immediately to which the Group does not have sufficient funds to repay.

2Material accounting policies (continued)

The Group’s ability to continue as a going concern is highly dependent on its ability to secure funds from additional funding rounds before it utilises all existing resources to finance the Group’s ongoing operations. Management is committed to continue to raise additional funds and may seek to issue further equity in doing so. Although the Group plans to raise additional funds over the course of the next twelve months there can be no assurance that the Group will be able to raise additional funds on acceptable terms (or on necessary timelines) to provide sufficient funds to meet the Group’s ongoing funding requirements. The timely completion of financing is critical to the Group’s ability to continue as a going concern. The inability to obtain future funding could impact on the Group’s financial condition and ability to pursue its business strategies, including being required to delay, reduce or eliminate some of its research and development programs, or being unable to continue operations or continue as a going concern.

The dependency on raising additional capital indicates that a material uncertainty exists that may cast significant doubt (or raise substantial doubt as contemplated by PCAOB standards) on the Group’s ability to continue as a going concern and therefore the Group may be unable to realize the assets and discharge the liabilities in the normal course of business. The consolidated financial information has been prepared assuming that the Group will continue as a going concern, which contemplates the continuity of operations, realization of assets and the satisfaction of liabilities in the ordinary course of business and do not include any adjustments that would result if the Group were unable to continue as a going concern.